Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current liabilities:
Deferred finance costs and debt discounts, current	$ 491	$ 339
Non-current liabilities:
Deferred finance costs and debt discounts, non-current	$ 696	$ 518
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	40,000	40,000
Preferred stock, shares outstanding (in shares)	40,000	40,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	9,538,139	9,083,645
Common stock, shares outstanding (in shares)	9,538,139	9,083,645